Procure Disaster Recovery Strategy ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Australia - 3.1%
Commercial Services & Supplies - 1.5%
Downer EDI, Ltd. - ADR	3,722	$9,887
Multiline Retail - 1.6%
Wesfarmers, Ltd. - ADR	296	10,356
Total Australia		20,243

Canada - 6.6%
Construction & Engineering - 3.3%
SNC-Lavalin Group, Inc. (a)	527	11,276
Stantec, Inc. (a)	198	10,292
Total Construction & Engineering		21,568
IT Services - 1.4%
CGI, Inc. (a)	112	9,572
Software - 1.9%
Enghouse Systems, Ltd. (a)	415	12,294
Total Canada		43,434

Finland - 1.7%
Machinery - 1.7%
Valmet Oyj - ADR	364	11,373
Total Finland		11,373

France - 1.7%
Multi-Utilities - 1.7%
Veolia Environnement SA - ADR	372	10,981
Total France		10,981

Germany - 1.6%
Specialty Retail - 1.6%
Hornbach Holding AG & Co KGaA	120	10,595
Total Germany		10,595

Hong Kong - 1.5%
Commercial Services & Supplies - 1.5%
China Everbright Environment Group, Ltd. - ADR	22,000	9,767
Total Hong Kong		9,767

Ireland - 1.5%
Electrical Equipment - 1.5%
Eaton Corp PLC	60	9,733
Total Ireland		9,733

Japan - 5.8%
IT Services - 3.8%
Fujitsu, Ltd. - ADR	100	14,233
NEC Corp.	300	10,785
Total IT Services		25,018
Specialty Retail - 2.0%
Nitori Holdings Co., Ltd. - ADR	100	13,150
Total Japan		38,168

Netherlands - 3.1%
Machinery - 1.6%
CNH Industrial NV	594	10,419
Professional Services - 1.5%
Arcadis NV	240	10,353
Total Netherlands		20,772

Spain - 1.6%
Construction & Engineering - 1.6%
Ferrovial SA - ADR	358	10,513
Total Spain		10,513

Sweden - 4.6%
Building Products - 1.5%
Assa Abloy AB - ADR	425	9,962
Construction & Engineering - 1.6%
Skanska AB - ADR	602	10,568
Electronic Equipment, Instruments & Components - 1.5%
HEXAGON AB	844	9,613
Total Sweden		30,143

Switzerland - 1.6%
Machinery - 1.6%
Sulzer AG - ADR	126	10,642
Total Switzerland		10,642

United Kingdom - 8.0%
Aerospace & Defense - 1.6%
Babcock International Group PLC - ADR (a)	2,715	10,208
Construction & Engineering - 1.6%
Balfour Beatty PLC - ADR	2,336	10,537
Energy Equipment & Services - 1.6%
John Wood Group PLC - ADR (a)	6,121	10,682
Specialty Retail - 1.7%
Kingfisher PLC - ADR	3,291	11,304
Water Utilities - 1.5%
Severn Trent PLC - ADR	289	10,019
Total United Kingdom		52,750

United States - 57.5%
Aerospace & Defense - 3.1%
Maxar Technologies, Inc.	393	20,306
Chemicals - 1.5%
Ecolab, Inc.	64	9,909
Commercial Services & Supplies - 4.5%
Clean Harbors, Inc. (a)	81	10,554
MSA Safety, Inc.	71	9,684
Tetra Tech, Inc.	62	9,642
Total Commercial Services & Supplies		29,880
Construction & Engineering - 7.8%
AECOM	113	9,861
Fluor Corp. (a)	279	10,253
Granite Construction, Inc.	263	11,199
Great Lakes Dredge & Dock Corp. (a)	1,353	9,309
Sterling Infrastructure, Inc. (a)	297	10,808
Total Construction & Engineering		51,430
Electrical Equipment - 3.5%
EnerSys	129	10,710
Generac Holdings, Inc. (a)	104	12,542
Total Electrical Equipment		23,252
Health Care Equipment & Supplies - 1.8%
Outset Medical, Inc. (a)	425	11,951
Machinery - 10.7%
Allison Transmission Holdings, Inc.	224	10,098
Cummins, Inc.	40	9,981
Evoqua Water Technologies Corp. (a)	222	10,769
Gorman-Rupp Co.	355	10,199
Oshkosh Corp.	110	11,086
REV Group, Inc.	728	9,326
Xylem, Inc.	86	8,945
Total Machinery		70,404
Professional Services - 7.5%
ICF International, Inc.	91	9,299
Jacobs Solutions, Inc.	79	9,761
NV5 Global, Inc. (a)	65	8,664
Verisk Analytics, Inc.	52	9,453
Willdan Group, Inc. (a)	632	12,033
Total Professional Services		49,210
Semiconductors & Semiconductor Equipment - 1.7%
NVIDIA Corp.	56	10,941
Software - 1.5%
VMware, Inc. - Class A (a)	80	9,798
Specialty Retail - 7.8%
Floor & Decor Holdings, Inc. - Class A (a)	127	11,528
Home Depot, Inc.	30	9,725
LL Flooring Holdings, Inc. (a)	1,469	8,902
Lowe's Cos., Inc.	48	9,996
Tile Shop Holdings, Inc. (a)	2,307	11,535
Total Specialty Retail		51,686
Trading Companies & Distributors - 1.8%
SiteOne Landscape Supply, Inc. (a)	78	11,818
Water Utilities - 4.3%
American States Water Co.	99	9,323
Artesian Resources Corp. - Class A	174	10,248
Middlesex Water Co.	106	8,889
Total Water Utilities		28,460
Total United States		379,045
TOTAL COMMON STOCKS (Cost $622,216)		658,159

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.14% (b)	1,281	1,281
TOTAL SHORT-TERM INVESTMENTS FUNDS (Cost $1,281)		1,281

Total Investments (Cost $623,497) - 100.1%		659,440
Liabilities in Excess of Other Assets - (0.1)%		(349)
TOTAL NET ASSETS - 100.0%		$659,091

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	Rate reflects annualized seven-day yield on January 31, 2023.

The industry classifications listed above are in accordance with Global Industry Classification
Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P").